UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, N.W., Suite 200
Washington, D.C. 20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Katten Muchin Rosenman LLP
2900 K Street, N.W., North Tower Suite 200
Washington, DC 20007
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: July 1, 2013 - June 30, 2014

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1.   Proxy Voting Record.

The AFL-CIO Housing Investment Trust did not hold shares of any issuer that considered matters at a shareholder meeting during the most recent twelve-month period ended June 30, 2014.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: August 25, 2014

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date:  August 19, 2014